Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company currently conducts business principally in six reporting segments, as well as a Corporate category. Starting in the fourth quarter of 2012, financial results for the former Individual Life and Retirement Plans segments have been reported in the Talcott Resolution reporting segment. Segment data for prior reporting periods has been adjusted accordingly.
The Company’s reporting segments, as well as the Corporate category, are as follows:
Property & Casualty Commercial
Property & Casualty Commercial provides workers’ compensation, property, automobile, marine, livestock, liability and umbrella coverages primarily throughout the United States (“U.S.”), along with a variety of customized insurance products and risk management services including professional liability, fidelity, surety, and specialty casualty coverages.
Consumer Markets
Consumer Markets provides standard automobile, homeowners and home-based business coverages to individuals across the U.S., including a special program designed exclusively for members of AARP. Consumer Markets also operates a member contact center for health insurance products offered through the AARP Health program.
Property & Casualty Other Operations
Property & Casualty Other Operations includes certain property and casualty operations, currently managed by the Company, that have discontinued writing new business and substantially all of the Company’s asbestos and environmental exposures.
Group Benefits
Group Benefits provides employers, associations, affinity groups and financial institutions with group life, accident and disability coverage, along with other products and services, including voluntary benefits, and group retiree health.
Mutual Funds
Mutual Funds offers mutual funds for retail accounts such as retirement plans and 529 college savings plans and provides investment-management and administrative services such as product design, implementation and oversight.
Talcott Resolution
Talcott Resolution (formerly Life Other Operations) is comprised of runoff business from the Company's U.S. annuity, international (primarily in Japan) annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013 and the Company's discontinued U.K. variable annuity business. For information regarding the sale of the Retirement Plans and Individual Life businesses and the discontinued U.K variable annuity business, see Note 2 - Business Dispositions and Note 20 - Discontinued Operations, respectively, of Notes to Consolidated Financial Statements.
Corporate
The Company includes in the Corporate category the Company’s debt financing and related interest expense, as well as other capital raising activities; and certain purchase accounting adjustments and other charges not allocated to the segments.
Financial Measures and Other Segment Information
Certain transactions between segments occur during the year that primarily relate to tax settlements, insurance coverage, expense reimbursements, services provided, security transfers and capital contributions. Also, one segment may purchase group annuity contracts from another to fund pension costs and annuities to settle casualty claims. In addition, certain inter-segment transactions occur that relate to interest income on allocated surplus. Consolidated net investment income is unaffected by such transactions.
The following table presents net income (loss) for each reporting segment, as well as the Corporate category.

	For the years ended December 31,
Net income (loss)	2012	2011	2010
Property & Casualty Commercial	$547	$526	$1,007
Consumer Markets	166	7	125
Property & Casualty Other Operations	57	(117)	(53)
Group Benefits	129	92	188
Mutual Funds	71	98	132
Talcott Resolution	1	540	672
Corporate	(1,009)	(434)	(435)
Net income (loss)	$(38)	$712	$1,636

The following table presents revenues by product line for each reporting segment, as well as the Corporate category.

	For the years ended December 31,
Revenues	2012	2011	2010
Earned premiums, fees, and other considerations
Property & Casualty Commercial
Workers’ compensation	$2,987	$2,809	$2,387
Property	505	528	547
Automobile	587	583	598
Package business	1,160	1,145	1,124
Liability	562	540	540
Fidelity and surety	205	215	224
Professional liability	253	307	324
Total Property & Casualty Commercial	6,259	6,127	5,744
Consumer Markets
Automobile	2,526	2,619	2,806
Homeowners	1,110	1,128	1,141
Total Consumer Markets [1]	3,636	3,747	3,947
Property & Casualty Other Operations	(2)	—	1
Group Benefits
Group disability	1,735	1,929	2,004
Group life	1,881	2,024	2,052
Other	194	194	222
Total Group Benefits	3,810	4,147	4,278
Mutual Funds
Retail	487	541	561
Annuity and other	112	108	103
Total Mutual Funds	599	649	664
Talcott Resolution	3,548	3,909	3,929
Corporate	167	209	189
Total earned premiums, fees, and other considerations	18,017	18,788	18,752
Net investment income (loss):
Securities available-for-sale and other	4,227	4,263	4,354
Equity securities, trading	4,364	(1,345)	(1,012)
Total net investment income	8,591	2,918	3,342
Net realized capital losses	(744)	(226)	(591)
Other revenues	258	253	267
Total revenues	$26,122	$21,733	$21,770
[1] For 2012, 2011 and 2010, AARP members accounted for earned premiums of $2.8 billion, $2.8 billion and $2.9 billion, respectively.

Geographical Revenue Information	For the years ended December 31,
Revenues	2012	2011	2010
United States of America	$21,814	$21,561	$22,140
Japan	4,363	135	(329)
Other	(55)	37	(41)
Total revenues	$26,122	$21,733	$21,770

	For the years ended December 31,
Amortization of deferred policy acquisition costs and present value of future profits	2012	2011	2010
Property & Casualty Commercial	$927	$917	$905
Consumer Markets	332	337	371
Group Benefits	33	35	40
Mutual Funds	35	47	51
Talcott Resolution	661	1,108	325
Total amortization of deferred policy acquisition costs and present value of future profits	$1,988	$2,444	$1,692

	For the years ended December 31,
Income tax expense (benefit)	2012	2011	2010
Property & Casualty Commercial	$159	$37	$414
Consumer Markets	65	(22)	43
Property & Casualty Other Operations	14	(74)	(40)
Group Benefits	31	1	66
Mutual Funds	38	54	52
Talcott Resolution	(271)	(168)	201
Corporate	(517)	(201)	(168)
Total income tax expense (benefit)	$(481)	$(373)	$568

	As of December 31,
Assets	2012	2011
Property & Casualty Commercial	$25,595	$24,566
Consumer Markets	6,024	6,181
Property & Casualty Other Operations	4,509	4,639
Group Benefits	9,545	9,473
Mutual Funds	325	307
Talcott Resolution	243,836	250,817
Corporate	8,679	6,626
Total assets	$298,513	$302,609